Right-of-use Assets and Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Current lease liabilities	$ 26,128	$ 18,485
Non-current lease liabilities	165,275	100,833
Lease liabilities	$ 191,403	$ 119,318